SCHEDULE OF STOCK ACTIVITY FOR RESTRICTED SHARE UNIT PLAN (Details) - Restricted Stock Units [Member] - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning balance	3,965	121
Granted	16,053	3,951
Vested and Issued	(2,504)	(76)
Forfeited	(606)	(31)
Ending balance	16,908	3,965